GOODWILL (Details) (USD $)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Goodwill
Beginning balance	$ 9,034,090	$ 2,079,460
Addition	4,831,683	6,947,717
Exchange difference	(11,181)	6,913
Ending balance	13,854,592	9,034,090
Accumulated impairment loss:
Beginning balance	(1,524,266)	(1,524,266)
Ending balance	(1,524,266)	(1,524,266)
Goodwill, net	$ 12,330,326	$ 7,509,824